Taxation	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Taxation
18.	Taxation

(a)	PRC value-added tax and related surcharges
The Group is subject to value-added tax (“VAT”) and related surcharges on the revenues earned for services provided in the PRC. Net revenues are presented after netting off the VAT. The primary applicable rate of VAT i
s 6%
for the years ended December 31, 2019, 2020 and 2021. All entities in PRC are also subject to surcharges on value-added tax payments in accordance with PRC law.

(b)	Income taxes
(i) Cayman Islands
Under the current tax laws of Cayman Islands, the Company and its subsidiaries are not subject to tax on income or capital gains. Besides, upon payment of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.
(ii) Hong Kong
Subsidiaries in Hong Kong are subject to 16.5% income tax on their taxable income generated from operations in Hong Kong. The payments of dividends by these companies to their shareholders are not subject to any withholding tax in Hong Kong. Commencing from the year of assessment of 2019, 2020 and 2021, the first HK$2 million of profits earned by the Company’s subsidiaries incorporated in Hong Kong will be taxed at half the current tax rate (i.e. 8.25%) while the remaining profits will continue to be taxed at the existing 16.5% tax rate.
(iii) Singapore
The income tax provision of the Group in respect of its international operations was calculated at the tax rate of 17% on the assessable profits based on the existing legislation, interpretations and practices in respect thereof.
(iv) PRC
In accordance with the Enterprise Income Tax Law (“EIT Law”), Foreign Investment Enterprises (“FIEs”) and domestic companies are subject to Enterprise Income Tax (“EIT”) at a uniform rate of 25%. The Group’s PRC entities are subject to a uniform income tax rate of 25% for years presented.
Certified High and New Technology Enterprises (“HNTE”) are entitled to a preferential tax rate of 15%, but need to re-apply
every three years. During this three-year period, an HNTE must conduct a qualification self-review each year to ensure it meets the HNTE criteria and is eligible for the 15% preferential tax rate for that year. If an HNTE fails to meet the criteria for qualification as an HNTE in any year, the enterprise cannot enjoy the 15% preferential tax rate in that year, and must instead use the regular 25% EIT rate.
Qualified software enterprises (“Software Enterprise”) are exempt from EIT for two years, followed by a 50% reduction in the applicable tax rates for the next three years, commencing from the first profit making year. An entity that qualifies as a “Key National Software Enterprise” (a “KNSE”) is entitled to a further reduced preferential income tax rate of 10%. Entities must perform a self-assessment each year to ensure they meet the criteria for qualification, pursuant to SAT Public Notice [2018] No.23 (“Circular 23”). If a KNSE fails to meet the criteria for qualification as a KNSE in any year, the entity cannot enjoy the 10% preferential tax rate in that year.
An entity registered in Hainan Free Trade Port (“FTP”) and operating substantially that qualifies as an “Encouraged Industrial Enterprises” (an “EIE”) is entitled to a preferential income tax rate of 15% for five years since January 1, 2020. Entities must perform a self-assessment each year to ensure they meet the criteria for qualification, pursuant to SAT Public Notice
[
2020
]
No.31 (“Circular 31”). According to Hainan Provincial Tax Bureau Public Notice [2021] No.1 (“Circular 1”), enterprises set up in Hainan FTP without any branches outside shall have substantive operations in Hainan FTP, which means that such enterprises shall maintain actual business operation, human resources, finance management as well as assets solely in Hainan FTP in order to enjoy the preferential tax rate. If an EIE fails to meet the criteria for qualification as an EIE or requirement of substanti ve VIE operations
in any year, the enterprise cannot enjoy the 15% preferential tax rate in that year and must instead use the regular 25% EIT rate.
The Group’s PRC entities provided for enterprise income tax are as follows:

•
Huya Technology was qualified as a Software Enterprise, and enjoyed the zero preferential tax rate starting from 2017 and 12.5% preferential tax rate starting from 2019. In 2019, Huya Technology qualified as a KNSE and applied the income tax rate of 10% for 2019 pursuant to SAT Public Notice [2018] No.23 (“Circular 23”).

•
The qualification as a KNSE is subject to annual evaluation and approval by the relevant authorities in China and we will only recognize the preferential tax treatment of KNSE status when approval from the relevant authorities is obtained, usually one year in arrears. In 2021, the NDRC, together with several other authorities, jointly published the Circular on the Requirements for the Formulation of the List of Integrated Circuit Enterprises or Project and Software Enterprises Enjoying Tax Preferences, which provides higher requirements on KNSE than before. Huya Technology was not able to maintain its KNSE qualification for the year of 2020 due to the changes in the relevant policies and was notified that it’s not qualified as a KNSE in May, 2021. The impact resulting from not being qualified as a KNSE is not material for the year of 2020.

•	Furthermore, Huya Technology is still qualified as a Software Enterprise and enjoyed 12.5% preferential tax rate in 2021.

•
Guangzhou Huya applied for the HNTE qualification and obtained approval in November 2018 and it is entitled to enjoy the preferential tax rate of 15% as an HNTE for three years starting from 2018. In 2021, Guangzhou Huya obtained renewal for HNTE qualification for next three years and should apply for HNTE qualification in 2024.

•	Hainan Hu ya was qualified as an EIE in Hainan free trade port, and enjoyed the preferential tax rate of 15% for five years starting from 2020.

•	Most of the remaining PRC subsidiaries and VIEs were subject to 25% EIT for the years reported.
According to a new tax incentives policy promulgated by the State Tax Bureau of the PRC in September 2018 (“Super Deduction”), the additional tax deduction amount for qualified research and development expenses was increased f rom 50% to 75%, effective from 2018.
The EIT Law also provides that an enterprise established under the laws of a foreign country or region but whose “de facto management body” is located in the PRC be treated as a resident enterprise for PRC tax purposes and consequently be subject to the PRC income tax at the rate of 25% for its global income. The Implementing Rules of the EIT Law merely define the location of the “de facto management body” as “the place where the exercising, in substance, of the overall management and control of the production and business operation, personnel, accounting, properties, etc., of a non-PRC
company is located.” Based on a review of surrounding facts and circumstances, the Group does not believe that it is likely that its entities registered outside of the PRC should be considered as resident enterprises for the PRC tax purposes.
The EIT Law also imposes a withholding income tax of 10% on dividends distributed by a FIE to its immediate holding company outside of China, if such immediate holding company is considered as a non-resident
enterprise without any establishment or place within China or if the received dividends have no connection with the establishment or place of such immediate holding company within China, unless such immediate holding company’s jurisdiction of incorporation has a tax treaty with China that provides for a different withholding arrangement. The Cayman Islands, where the Company incorporated, does not have such tax treaty with China. According to the arrangement between the mainland China and Hong Kong Special Administrative Region on the Avoidance of Double Taxation and Prevention of Fiscal Evasion in August 2006, dividends paid by an FIE in China to its immediate holding company in Hong Kong will be subject to withholding tax at a rate of no more than 5% (if the immediate holding company in Hong Kong is the beneficial owner of the FIE and owns directly at least 25% of the shares of the FIE). In accordance with accounting guidance, all undistributed earnings are presumed to be transferred to the parent company and withholding taxes should be accrued accordingly. All FIEs are subject to the withholding tax from January 1, 2008. The presumption may be overcome if the Group has sufficient evidence to demonstrate that the undistributed dividends will be re-invested
and the remittance of the dividends will be postponed indefinitely.
Aggregate undistributed earnings and reserves of the Group entities located in the PRC that are available for distribution to the Company as of December 31, 2020 and 2021 are approximately RMB 2,609,612 and RMB 3,214,868, respectively. The undistributed earnings and reserves of the Group entities located in the PRC are considered to be indefinitely reinvested, because the Group does not have any present plan to pay any cash dividends on its ordinary shares in the foreseeable future and intends to retain most of its available funds and any future earnings for use in the operation and expansion of its business. Accordingly, no deferred tax liability on 10% WHT of aggregate undistributed earnings and reserves of the Company’s entities located in the PRC ha
d
 been accrued that would be payable upon the distribution of those amounts to the Company as of December 31, 2021.
Composition of income tax expenses
Income before income tax expenses for the years ended December 31, 2019, 2020 and 2021 were taxed within the following jurisdictions:

	For the year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
PRC entities	796,062	994,163	360,160
Non-PRC entities	(229,036)	38,365	(100,641)

Total	567,026	1,032,528	259,519

The current and deferred portion of income tax (benefits) expenses included in the consolidated statements of comprehensive income for the years ended December 31, 2019, 2020 and 2021 are as follows:

	For the year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Income tax expenses applicable to China operations
Current income tax expenses	110,408	142,710	16,046
Deferred income tax (benefits) expenses	(14,871)	18,818	28,119

Subtotal income tax expenses applicable to China operations	95,537	161,528	44,165

Income tax expenses applicable to Non-PRC operations
Current income tax expenses	541	15,466	7,056
Deferred income tax (benefits) expenses	—	(210)	4,006

Subtotal income tax expenses applicable to Non-PRC operations	541	15,256	11,062

Total income tax expenses	96,078	176,784	55,227

Reconciliation of the differences between statutory tax rate and the effective tax rate
The reconciliation between the statutory income tax rate and the effective tax rate is as follows:

	For the year ended December 31,
	2019	2020	2021
PRC Statutory income tax rate	25.0%	25.0%	25.0%
Effect of tax holiday and preferential tax benefit s	(18.9)%	(12.3)%	(15.6	) %
Effect of varying tax rates available in different jurisdictions (i)	(3.3)%	(1.6)%	(0.7	) %
Permanent differences (ii)	6.7%	6.1%	19.0%
Change in valuation allowance	15.8%	4.8%	10.7%
Effect of Super Deduction available to the Group	(8.3)%	(4.9)%	(17.1	) %

Effective income tax rate	17.0%	17.1%	21.3%

Effect of tax holidays inside the PRC on basic earnings per share/ADS (RMB)	(0.42)	(0.56)	(0.11)

(i)
For the years ended December 31, 2019, 2020 and 2021, the effect of varying tax rates in different jurisdictions is mainly driven by the interest income derived from short-term
deposits which is subject to an income tax rate o
f 0%
under the tax laws of Cayman Islands, partially offset by the losses arising from overseas business which is subject to an income tax rate o
f 17
% under the ta
x laws of
Singapore.

(ii)	Permanent differences mainly arise from expenses not deductible for tax purposes including primarily share-based compensation costs and expenses incurred by subsidiaries and VIEs.
Deferred tax assets and liabilities
Deferred taxes are measured using the enacted tax rates for the years in which they are expected to be reversed. The tax effects of temporary differences that give rise to the deferred tax asset balances as of December 31, 2020 and 2021 are as follows:

	December 31,
	2020	2021
	RMB	RMB

Deferred tax assets
Tax loss carried forward	142,408	181,860
Unrealized profit s arising from elimination of inter-company transactions	45,354	5,420
Deferred revenue	2,898	2,435
Others	1,084	1,766

	191,744	191,481

Less: Valuation allowance (i)	(143,431)	(171,236)

Total deferred tax assets	48,313	20,245

Deferred tax liabilities
Unrealized gains on investments	13,350	4,597

Total deferred tax liabilities	13,350	4,597
Net deferred tax assets	34,963	15,648

(i)
Valuation allowance is provided against deferred tax assets wh
e
n the Group determines that it is more likely than not that the deferred tax assets will not be utilized in the future. In making such determination, the Group considered factors including future taxable income exclusive of reversing temporary differences and tax loss carry forwards. Valuation allowances as of December 31, 2020 and 2021 were provided for net operating loss carry forwards, which were mainly incurred by the overseas subsidiaries, because such deferred tax assets are not more likely than not to be realized based on the Group’s estimate of the future taxable income to be derived by the subsidiaries. If events including (i) future reversals of existing taxable temporary differences; (ii) future taxable income exclusive of reversing temporary differences and carry forwards; and (iii) tax planning strategies occur in the future that allow the Group to realize more of its deferred income tax than the presently recorded amounts, an adjustment to the valuation allowances will result in a decrease in tax expense when those events occur.

Movement of valuation allowance

	For the year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Balance at beginning of the year	21,899	94,637	143,431
Additions	89,002	61,069	42,252
Reversals/write-off	(16,264)	(12,275)	(14,447)

Balance at end of the year	94,637	143,431	171,236

Tax loss carry forwards
As of December 31, 2021, total tax losses carried forward of the Company’s subsidiaries and VIEs in the PRC amounted to RMB216,634, which were expected to expire if not u tili
sed between 2022 and 2026.
The accumulated tax losses of subsidiaries incorporated in Singapore of RMB804,853, subject to the agreement of the relevant tax authorities, is allowed to be carried forward to offset against future taxable profits. Such carried forward tax losses in Singapore have no time limit.
In accordance with PRC Tax Administration Law on the Levying and Collection of Taxes, the PRC tax authorities generally have up to five years to claw back underpaid tax plus penalties and interest for PRC entities’ tax filings. In the case of tax evasion, which is not clearly defined in the law, there is no limitation on the tax years open for investigation. Accordingly, the PRC entities’ tax filings from 2017 through 2021 remain open to examination by the respective tax authorities.
Uncertain tax positions
The Group evaluates the level of authority for each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measures the unrecognized benefits associated with the tax positions. As of December 31, 2020 and 2021, the Group did not have any significant unrecognized uncertain tax positions.